Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Long-term receivables and prepaid expenses
Short-term portion of long-term receivables	R (288)	R (1,122)
Long-term portion of long-term receivables	2,803	3,023
Long-term prepaid expenses	237	187
Long-term receivables and prepaid expenses	3,040	3,210
Long-term receivables (interest bearing) - joint operations	683	584
Long-term loans	2,120	2,016
LCCP investment incentives		423
Cost
Long-term receivables and prepaid expenses
Total long-term receivables	3,202	4,230
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (111)	R (85)